Cover	Aug. 01, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the “SEC”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original 8-K”) filed by Quaker Chemical Corporation (the “Company”) on August 2, 2019, which reported under Item 2.01 (as incorporated by reference from Item 1.01 thereof) the completion of its previously announced acquisition of the outstanding share capital of Global Houghton Ltd., an exempted company incorporated under the laws of the Cayman Islands (“Global Houghton”). Under Item 9.01 of the Original 8-K, the Company stated that the financial statements and pro forma financial information required to be provided under Item 9.01 of Form 8-K would be provided by amendment to the Original 8-K not later than 71 days after the date the Original 8-K was required to be filed. This Amendment No. 1 provides this information required by Item 9.01.
Document Period End Date	Aug. 01, 2019
Entity File Number	001-12019
Entity Registrant Name	QUAKER CHEMICAL CORPORATION
Entity Central Index Key	0000081362
Entity Tax Identification Number	23-0993790
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	One Quaker Park
Entity Address, Address Line Two	901 E. Hector Street
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	832-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	KWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false